Future Minimum Rental Payments under Leases Having Initial or Remaining Non-cancelable Term in Excess of One Year (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Years Ending June 30
2014	$ 1,957,000
2015	1,892,000
2016	1,774,000
2017	1,355,000
2018	1,244,000
Thereafter	4,808,000
Total minimum payments required	13,030,000	10,256,835
Year Ending December 31,
2013		1,599,763
2014		1,396,034
2015		1,359,994
2016		1,106,919
2017		894,757
Thereafter		3,899,368
Total minimum payments required	$ 13,030,000	$ 10,256,835